Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
Schedule of cost of revenues
	Year ended December 31,
	2022	2021
Energy and infrastructure	56,415	30,195
Depreciation and amortization	72,420	24,476
Purchases of electrical components	1,759	1,973
Electrician salaries and payroll taxes	1,316	1,727
	131,910	58,371

Schedule of general and administrative expenses
	Year ended December 31,
	2022	2021
Salaries and share based payment	30,040	30,334
Professional services	10,051	6,985
Advertising and promotion	333	174
Insurance, duties and other	9,370	4,920
Travel, motor vehicle and meals	1,152	423
Hosting and telecommunications	560	402
	51,506	43,238

Schedule of net financial (income) expenses
	Year ended December 31,
		2022	2021
Loss on revaluation of warrants		—	19,524
Loss on embedded derivative		—	2,641
Gain on disposition of marketable securities	a	(51,649)	(6,149)
Loss on currency exchange		2,945	647
Interest on credit facility and long-term debt		12,770	1,907
Interest on lease liabilities		1,451	1,513
Warrant issuance costs		—	668
Discount expense on VAT receivable	b	6,750	—
Other financial expenses		173	252
		(27,560)	21,003